INCOME TAXES (Narrative) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Non-capital loss carry-forwards (Canada) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 9,036,000	$ 7,295,000
Non-capital loss carry-forwards (Mexico) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 6,568,000	$ 83,000